Vessels, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Vessels, net
6.	Vessels, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	1,075,613,321	(211,913,582)	863,699,739
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	55,302,364	—	55,302,364
Disposals	(11,557,252)	—	(11,557,252)
Impairment loss	(29,222,564)	22,761,291	(6,461,273)
Depreciation for the year	—	(38,921,672)	(38,921,672)

Balance, December 31, 2017	1,090,135,869	(228,073,963)	862,061,906
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	169,331,460	—	169,331,460
Vessels held for sale	(64,188,000)	—	(64,188,000)
Impairment loss	(60,018,802)	48,666,981	(11,351,821)
Disposal	(29,846,712)	—	(29,846,712)
Depreciation for the year	—	(41,258,142)	(41,258,142)

Balance, December 31, 2018	1,105,413,815	(220,665,124)	884,748,691

The additions in 2017 relate to the acquisition of vessel “Eco Frost”.

In April 2017, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Icon”, to an unaffiliated third party for $2,900,000. The vessel, including her inventories on board, was classified as assets held for sale in the second quarter of 2017. As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of $1,747,923 in its consolidated statement of operations for the year ended December 31, 2017. The vessel was delivered to her new owners on July 20, 2017.

In May 2017, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Emperor”, to an unaffiliated third party for $2,900,000. The vessel, including her inventories on board, was classified as assets held for sale in the second quarter of 2017. As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of $580,004 in its consolidated statement of operations for the year ended December 31, 2017. The vessel was delivered to her new owners on September 2, 2017.

In August 2017, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Moxie”, to an unaffiliated third party for $2,575,000. The vessel, including her inventories on board, was classified as assets held for sale in the third quarter of 2017. As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of $570,626 in its consolidated statement of operations for the year ended December 31, 2017. The vessel was delivered to her new owners on November 7, 2017.

In September 2017, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Nirvana”, to an unaffiliated third party for $3,675,000. The vessel, including her inventories on board, was classified as assets held for sale in the third quarter of 2017. As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of $1,406,718 in its consolidated statement of operations for the year ended December 31, 2017. The vessel was delivered to her new owners on November 17, 2017.

The Company decided to dispose the vessels “Gas Icon”, “Gas Emperor”, “Gas Moxie” and “Gas Nirvana” as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of these vessels of $77,314 which is included in the Company’s consolidated statement of operations under the caption “Net (gain)/loss on sale of vessels” for the year ended December 31, 2017.

As a result of the impairment analysis performed for the year ended December 31, 2017, due to the prevailing conditions in the shipping industry, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of three vessels and therefore the Company identified and recorded an impairment loss of $2,156,002 which is presented under the caption “Impairment loss” in its consolidated statement of operations.

The additions in 2018 relate to the acquisition of vessels “Eco Arctic”, “Eco Ice” and “Eco Freeze”.

In March 2018, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Legacy”, to an unaffiliated third party for $4,990,000. The vessel, including her inventories on board, was classified as assets held for sale in the first quarter of 2018. As a result, the Company measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale and recognized an impairment charge of $1,418,672 in its consolidated statement of operations for the year ended December 31, 2018. The vessel was delivered to her new owners on August 31, 2018.

At March 31, 2018, the Company decided to seek to dispose of the vessel “Gas Enchanted”. As a result of this decision, the undiscounted net operating cash flows of this vessel did not exceed its carrying value and the Company identified and recognized an impairment charge of $1,937,822 in its consolidated statement of operations for the year ended December 31, 2018. In April 2018, the Company concluded a memorandum of agreement for the disposal of this vessel, to an unaffiliated third party for $8,950,000. The vessel was delivered to her new owners on May 7, 2018.

In April 2018, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Evoluzione”, to an unaffiliated third party for $3,575,000. The vessel, including her inventories on board, was classified as assets held for sale in the second quarter of 2018. The total impairment charge recognized in the Company’s consolidated statements of operations for the year ended December 31, 2018 amounted to $604,774. The vessel was delivered to her new owners on August 28, 2018.

At June 30, 2018, the Company decided to seek to dispose of the vessel “Gas Sikousis”. As a result of this decision, the undiscounted net operating cash flows of this vessel did not exceed its carrying value and the Company identified and recognized an impairment charge of $842,332 in its consolidated statement of operations for the year ended December 31, 2018. In July 2018, the Company concluded a memorandum of agreement for the disposal of this vessel, to an unaffiliated third party for $9,450,000. The vessel was delivered to her new owners on September 27, 2018.

In July 2018, the Company entered into three separate memoranda of agreement for the disposal of the vessels “Gas Marathon”, “Gas Sincerity and “Gas Texiana” to unaffiliated third parties for a total of $12,700,000. The vessels, including their inventories on board, were classified as vessels held for sale in the third quarter of 2018. The total impairment charge recognized in the Company’s consolidated statements of operations for the year ended December 31, 2018 amounted to $3,358,363. The vessels were delivered to their new owners on October 13, 2018, January 28, 2019 and February 13, 2019, respectively.

The Company decided to dispose the above mentioned vessels as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of these vessels of $763,925 which is included in the Company’s consolidated statement of operations under the caption “Net (gain)/loss on sale of vessels” for the year ended December 31, 2018.

During the first quarter of 2019, the Company entered into four joint venture agreements with a third party investor based on which the third party investor acquired a 49.9% equity interest in four vessel owning companies of the Company and therefore gained co-ownership and joint control of the vessels “Gas Defiance”, “Gas Shuriken”, “Gas Haralambos” and “Eco Lucidity”. These agreements will be accounted for in the Company’s financial statements as an equity investment since the Company and the third party investor will have joint control over these entities, with only the related profit share reflected. As a result, the vessels were classified as assets held for sale in the fourth quarter of 2018. The Company measured the vessels at the lower of their carrying amount and fair value less the cost associated with the transaction and recognized an impairment charge of $3,189,858 in its consolidated statement of operations for the year ended December 31, 2018.

As of December 31, 2018, six vessels, together with their inventories on board amounting to $718,448, were classified as assets held for sale in the accompanying consolidated balance sheet.

As of December 31, 2018 and 2017, 40 vessels with a carrying value of $891,758,621 (2017: $762,159,589) have been provided as collateral to secure the Company’s bank loans as discussed in Note 11.